Offerings	May 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01
Amount Registered | shares	27,745,197
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 638,139,531.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 88,127.07
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (2) The Registrant previously paid a registration fee of $13,810.00 in connection with initial public filing of the Registration Statement on Form S-1 on May 15, 2026. The fee was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under Rule 457(o) under the Securities Act and is now converting to Rule 457(a) under the Securities Act. (3) Includes shares subject to the underwriters' option to purchase additional shares, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01
Amount Registered | shares	4,347,826
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 99,999,998.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended. (2) The Registrant previously paid a registration fee of $13,810.00 in connection with initial public filing of the Registration Statement on Form S-1 on May 15, 2026. The fee was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under Rule 457(o) under the Securities Act and is now converting to Rule 457(a) under the Securities Act. (3) Includes shares subject to the underwriters' option to purchase additional shares, if any.